CONVERTIBLE DEBT: Schedule of Convertible Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Tables/Schedules
Schedule of Convertible Debt (June 30 2020 unaudited)

Convertible debt consists of the following:
	September 30, 2020 (Unaudited)	December 31, 2019
1% Convertible notes payable, due November 30, 2020 (at September 30, 2020)	$240,000	$240,000

11% Convertible note payable – HEP Investments LLC, a related party, past due September 30, 2019 (as of September 30, 2020 no notice of default has been received)	4,090,342	4,090,342

11% Convertible note payable – New Lenders; placed by Paulson, past due at various dates ranging from September 2018 to October 2019 (as of September 30, 2020 no notice of default has been received)	850,000	950,000
	5,180,342	5,280,342
Less: Current portion	5,180,342	5,280,342
Long term portion	$-	$-

	December 31,	December 31,
	2019	2018
1% Convertible notes payable, due January 2020	$240,000	$240,000
11% Convertible note payable – HEP Investments, LLC, a related party, net of unamortized discount and debt issuance costs of $-0- and $1,562,425, respectively, due June 30, 2019 (as of December 31, 2019 no notice of default has been received)	4,090,342	16,788,215
11% Convertible note payable – New Lenders; placed by Paulson, due at various dates ranging from September 2018 to October 2019 (as of December 31, 2019 no notice of default has been received)	950,000	950,000
	5,280,342	17,978,215
Less: Current portion	5,280,342	17,978,215
Long term portion	$-	$-